SHARE OPTIONS - Summary of Share Options Outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Weighted Average Exercise Price of Outstanding Options (in dollars per share)	$ 6.88	$ 5.48
Outstanding - Unvested (in shares)	800,000	1,100,000	0
Weighted Average Exercise Price (in dollars per share)	$ 6.88	$ 5.48	$ 0
Options Outstanding and Unvested, Weighted Average Remaining Contractual Life	3 years 6 months 18 days	4 years 6 months 18 days
Options Outstanding and Exercisable, Number of options (in shares)	300,000	190,000	240,000
Options Outstanding and Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 3.80	$ 3.38	$ 3.43
Options Outstanding and Exercisable, Weighted Average Remaining Contractual Life	3 years 6 months 18 days	0 years